Note 16 - Related Party Transactions	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of related party [text block]
16.	Related Party Transactions

16.1         Related Party Transactions

Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

●

During the year ended November 30, 2021, the Company incurred $21,000 (year ended November 30, 2020: $46,164) in consulting fees for corporate development consulting services paid to a direct family member of its Chairman. The fees paid were for business development services, including introducing the Company to various parties in the areas of project generation, corporate finance groups and potential strategic partners, and are within industry standards. As at November 30, 2021, $nil was payable to such related party ( November 30, 2020: $3,675). The Company also granted Options to the related party and the fair value of the Options recognized as expense during the year ended November 30, 2021 was $23,398 (year ended November 30, 2020: $216,855), using the Black-Scholes option pricing model.

●

During the year ended November 30, 2021, the Company incurred $31,598 (year ended November 30, 2020: $80,538) in general and administrative expenses related to website design, video production, website hosting services and marketing services paid to Blender Media Inc., a company controlled by a direct family member of its Chairman. As at November 30, 2021, $nil was payable to such related party ( November 30, 2020: $5,341).

Related party transactions are based on the amounts agreed to by the parties. During the year ended November 30, 2021, the Company did not enter into any contracts or undertake any commitment or obligation with any related parties other than as disclosed herein.

16.2         Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity and including directors' fees, for the year ended November 30, 2021, comprised of:

	For the year ended
	November 30,
	2021	2020
	($)	($)
Management Fees	177,630	249,945
Director and Officer Fees	320,109	470,634
Share-based compensation	1,267,154	822,871
Total	1,764,893	1,543,450

As at November 30, 2021, $20,793 was payable to key management personnel for services provided to the Company ( November 30, 2020: $20,997). Compensation is comprised entirely of employment and similar forms of remuneration and directors' fees. Management includes the former Chief Executive Officer, who is also a director of the Company, the Chief Executive Officer and the Chief Financial Officer.